Earnings (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings (loss) per common share
Net income (loss) attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$ 2,174	$ (424)		$ (571)
Basic weighted-average shares	826,177	750,673		749,271
Effect of dilutive securities:
Diluted weighted-average shares	828,518	750,673	[1]	749,271	[1]
Earnings (loss) per common share:
Basic	$ 2.63	$ (0.57)		$ (0.76)
Diluted	$ 2.62	$ (0.57)		$ (0.76)
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	1,704	0		0
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share		600		1,700
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	637	0		0
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share		500		1,500

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.